Debt Instruments - Financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	513,568	573,046
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets	11,619	11,453
Transfers out of Level 2 into Level 1	0
Financial assets at amortized cost category | Debt instruments | Unquoted
Financial assets
Financial assets	3,831	3,668
Financial assets at amortized cost category | Debt instruments | Quoted
Financial assets
Financial assets	7,788	7,785
Financial assets at amortized cost category | Special CETES
Financial assets
Financial assets	3,831	3,668
Financial assets at amortized cost category | Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial assets
Financial assets	$ 7,788	$ 7,785